Share Based Payment - Schedule of Share-Based Expense Recognized in the Statements of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Expense Recognized in the Statements of Operation [Line Items]
Share-based compensation expense	$ 2,140	$ 557	$ 1,537
Share-based compensation expense - Research and development [Member]
Schedule of Share-Based Expense Recognized in the Statements of Operation [Line Items]
Share-based compensation expense	1,262	193	575
Share-based compensation expense - General and administrative [Member]
Schedule of Share-Based Expense Recognized in the Statements of Operation [Line Items]
Share-based compensation expense	$ 878	$ 364	$ 962